Restructuring Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Total provision recognized	$ 8,796	$ 9,033	$ 4,525
Closing provision	537	2,194
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized	8,796
Asset write-off	(5,629)
Closing provision	3,167
Onerous Lease | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized	3,167
Closing provision	3,167
Asset Impairment | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized	5,629
Asset write-off	(5,629)
Closing provision	$ 0